(Schedule Of Troubled Debt Restructurings Occurring During The Year) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) loan	Dec. 31, 2016 USD ($) loan
Financing Receivable, Modifications [Line Items]
Number | loan	327	332
Pre-Modification Outstanding Recorded Investment	$ 23,775	$ 54,994
Post-Modification Outstanding Recorded Investment	$ 23,328	$ 53,167
C&I
Financing Receivable, Modifications [Line Items]
Number | loan	5	8
Pre-Modification Outstanding Recorded Investment	$ 1,095	$ 23,876
Post-Modification Outstanding Recorded Investment	$ 1,086	$ 22,026
C&I | General C&I
Financing Receivable, Modifications [Line Items]
Number | loan	5	8
Pre-Modification Outstanding Recorded Investment	$ 1,095	$ 23,876
Post-Modification Outstanding Recorded Investment	$ 1,086	$ 22,026
Commercial Real Estate
Financing Receivable, Modifications [Line Items]
Number | loan	1	1
Pre-Modification Outstanding Recorded Investment	$ 199	$ 100
Post-Modification Outstanding Recorded Investment	$ 198	$ 99
Commercial Real Estate | Income CRE
Financing Receivable, Modifications [Line Items]
Number | loan	1	1
Pre-Modification Outstanding Recorded Investment	$ 199	$ 100
Post-Modification Outstanding Recorded Investment	$ 198	$ 99
Consumer Real Estate
Financing Receivable, Modifications [Line Items]
Number | loan	196	287
Pre-Modification Outstanding Recorded Investment	$ 16,831	$ 26,091
Post-Modification Outstanding Recorded Investment	$ 16,449	$ 26,130
Consumer Real Estate | Home Equity Line of Credit
Financing Receivable, Modifications [Line Items]
Number | loan	143	236
Pre-Modification Outstanding Recorded Investment	$ 12,739	$ 21,173
Post-Modification Outstanding Recorded Investment	$ 12,422	$ 20,937
Consumer Real Estate | R/E installment loans
Financing Receivable, Modifications [Line Items]
Number | loan	53	51
Pre-Modification Outstanding Recorded Investment	$ 4,092	$ 4,918
Post-Modification Outstanding Recorded Investment	$ 4,027	$ 5,193
Permanent Mortgage
Financing Receivable, Modifications [Line Items]
Number | loan	34	13
Pre-Modification Outstanding Recorded Investment	$ 5,078	$ 4,811
Post-Modification Outstanding Recorded Investment	$ 5,045	$ 4,802
Credit Card and Other
Financing Receivable, Modifications [Line Items]
Number | loan	91	23
Pre-Modification Outstanding Recorded Investment	$ 572	$ 116
Post-Modification Outstanding Recorded Investment	$ 550	$ 110